Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Investments in associated companies					$ 0.0
Percentage of financing guaranteed		10.00%
CMV
Disclosure of transactions between related parties [line items]
Capital contributed		$ 6.5	$ 6.5
Contributed capital recognized as losses and included in other financial income (loss)		2.4	6.5
Investments in associated companies		4.1		$ 0.6
CMV | Onboard and Other
Disclosure of transactions between related parties [line items]
Services revenue	$ 3.3		11.3
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed		45.0
Viking Yi Dun
Disclosure of transactions between related parties [line items]
Operating expenses related to non-lease components and variable lease payments		9.7	3.0
Depreciation expense related to lease		2.7	0.6
Interest for lease liabilities		$ 0.3	$ 0.1